STOCKHOLDERS' EQUITY (Narrative) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands				12 Months Ended
	Sep. 03, 2015	Feb. 09, 2015	Oct. 07, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 27, 2015	Mar. 26, 2015	Mar. 18, 2013
Stockholders Equity Note [Line Items]
Issuance of common stock (in shares)				10,925		2,875
Stock issued					1,848	6,504
Aggregate gross sales price of common stock sold					$ 61,981	$ 193,799
Gross proceeds from issuance of common stock				$ 439,322	$ 61,981	$ 278,373
Dividend reinvestment plan (in shares)				4,184	2,084	1,930
Common stock, shares authorized				350,000	200,000
500 Million Equity Shelf Program
Stockholders Equity Note [Line Items]
Sales price, equity distribution agreement	$ 500,000
Compensation percentage for sale of shares	2.00%
250 Million Equity Shelf Program
Stockholders Equity Note [Line Items]
Stock issued	7,400				1,800
Issuance of common stock, average price per share					$ 34.33
Gross proceeds from issuance of common stock	$ 233,800				$ 63,500
Sales price, equity distribution agreement	250,000
Commissions on sale of common stock	$ 4,700				$ 1,500
245 Million Equity Shelf Program
Stockholders Equity Note [Line Items]
Stock issued						1,000
Issuance of common stock, average price per share						$ 28.29
Gross proceeds from issuance of common stock						$ 27,800
Sales price, equity distribution agreement									$ 245,000
Commissions on sale of common stock						$ 600
Capital stock, shares authorized							370,000	220,000
Common stock, shares authorized							350,000	200,000
Dividend Reinvestment and Common Stock Purchase Plan
Stockholders Equity Note [Line Items]
Stock issued				4,200	2,100	1,900
Gross proceeds from issuance of common stock				$ 150,800	$ 71,500	$ 55,800
10.925 Million Common Stock Offering
Stockholders Equity Note [Line Items]
Stock issued		10,925
Issuance of common stock, average price per share		$ 42.00
Aggregate gross sales price of common stock sold		$ 440,000
2.875 Million Shares of Common Stock Offering
Stockholders Equity Note [Line Items]
Stock issued			2,875
Issuance of common stock, average price per share			$ 29.48
Aggregate gross sales price of common stock sold			$ 84,600